COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

19. COMMITMENTS AND CONTINGENCIES

(i)

The total future minimum lease payments of property management fee and short-term lease under the non-cancellable operating lease with respect to the office as of June 30, 2026 are payable as follows:

Lease Commitment
Within 1 year	33,702
2-3 years	20,193
Total	$53,895

As of June 30, 2026 and 2025, the Company had no capital commitments.

(ii) Litigation

As of December 31, 2025, there were 27 ongoing litigations associated with the Company’s subsidiaries under discontinued operations. The estimated liabilities amount total $6,126,322 was included under “Current liabilities held for sale associated with discontinued operation of ELPW in the Company’s consolidated balance sheets as of December 31, 2025.”

Following the completion of the disposal of these subsidiaries, the Group is no longer exposed to the potential liabilities associated with these litigations. As of June 30, 2026, the Company was not a party to any material pending litigation, legal claims or arbitration proceedings.